Nature of Business	12 Months Ended
Dec. 31, 2014
Nature of Business Disclosure [Abstract]
Nature of Business
Nature of Business
NRG Yield, Inc., or the Company, is a dividend growth-oriented company formed on December 20, 2012.The Company used the net proceeds from its initial public offering of Class A common stock on July 22, 2013 to acquire 100%, or 22,511,250, of the Class A units of NRG Yield LLC. In connection with the acquisition of the Class A units, the Company also became the sole managing member of NRG Yield LLC, thereby acquiring a controlling interest. NRG Yield LLC, through its wholly owned subsidiary, NRG Yield Operating LLC, is a holder of a portfolio of contracted renewable and conventional generation and thermal infrastructure assets, primarily located in the Northeast, Southwest and California regions of the U.S.
Prior to the secondary offering, the Company and NRG owned 34.5% and 65.5% of NRG Yield LLC, respectively. On July 29, 2014, the Company issued 12,075,000 shares of Class A common stock in a secondary offering for net proceeds, after underwriting discount and expenses, of $630 million. The Company utilized the proceeds of the offering to acquire 12,075,000 additional Class A units of NRG Yield LLC and, as a result, subsequent to the secondary offering and as of December 31, 2014, the Company owns 44.7% of NRG Yield LLC, and consolidates the results of NRG Yield LLC through its controlling interest, with NRG's 55.3% interest shown as noncontrolling interest in the financial statements. The holders of the Company's issued and outstanding shares of Class A common stock are entitled to 100% of the Company's economic interests and are entitled to dividends. NRG receives distributions from Yield LLC through its ownership of Class B common units.
On May 5, 2015, the Company's stockholders approved amendments to the Company's certificate of incorporation that resulted in the creation of two new classes of capital stock, Class C common stock and Class D common stock. The recapitalization became effective on May 14, 2015, with the split of each outstanding share of Class A common stock into one share of Class A common stock and one share of Class C common stock, and the split of each outstanding share of Class B common stock into one share of Class B common stock and one share of Class D common stock.
The Class C common stock and Class D common stock have the same rights and privileges and rank equally, share ratably and are identical in all respects to the shares of Class A common stock and Class B common stock, respectively, as to all matters, except that each share of Class C common stock and Class D common stock is entitled to 1/100th of a vote on all stockholder matters. The par value per share of the Company’s Class A common stock and Class B common stock remains unchanged at $0.01 per share after the effect of the stock split described above. Accordingly, the stock split is accounted for as a stock dividend. The Company recorded a transfer between retained earnings and common stock equal to the par value of each share of Class C common stock and Class D common stock that is issued. The Company also gave retrospective effect to prior period share and per share amounts in the audited historical consolidated financial statements for the effect of the stock dividend, such that all periods are comparable. As such, the Company's historical financial statements previously filed with the SEC have been recast in this Current Report on Form 8-K to include the retrospective effect of the stock split on all the periods reported.

As described in Note 3, Business Acquisitions, on June 30, 2014, NRG Yield Operating LLC acquired the TA High Desert, RE Kansas South, and El Segundo projects, or the Acquired ROFO Assets, from NRG for total cash consideration of $357 million plus assumed project level debt. Additionally, as described in Note 3, Business Acquisitions, on January 2, 2015, NRG Yield Operating LLC acquired Pinnacle, Buffalo Bear and Taloga, or the Tapestry projects, as well as Laredo Ridge and Walnut Creek, or collectively, the EME-NYLD-Eligible Assets, for total cash consideration of $489 million, plus assumed project-level debt. The acquisitions of the Acquired ROFO Assets and the EME-NYLD-Eligible Assets, or collectively the Drop Down Assets, from NRG were accounted for as transfers of entities under common control by NRG and accordingly, were recorded at historical cost in accordance with ASC 805-50, Business Combinations - Related Issues. The difference between the cash paid and historical value of the entities' equity were recorded as a distribution to NRG and reduced the balance of its noncontrolling interest. The guidance requires retrospective combination of the entities for all periods presented as if the combination has been in effect since the inception of common control. Accordingly, the Company prepared its consolidated financial statements to reflect the transfers as if they had taken place from the beginning of the financial statements period, or from the date the entities were under common control, which was January 1, 2013 for El Segundo, May 13, 2013, for RE Kansas South, March 28, 2013, for TA High Desert and April 1, 2014, for Laredo Ridge, Walnut Creek and Tapestry. For RE Kansas South, TA High Desert, Laredo Ridge, Walnut Creek and Tapestry, the dates represent the dates these entities were acquired by NRG. Member's equity represents NRG's equity in the subsidiaries, and accordingly, in connection with the acquisition by the Company, the balances were reclassified into noncontrolling interest. The Company's historical financial statements in all reports filed with the SEC subsequent to June 30, 2014, were previously recast to include the results attributable to the Acquired ROFO Assets. The Company's historical financial statements for and as of the year ended December 31, 2014 previously filed with the SEC have been recast in this Current Report on Form 8-K to include the results attributable to the EME-NYLD-Eligible Assets from the date these entities were under common control, or April 1, 2014.

The following table represents the structure of the Company as of December 31, 2014, with the retrospective application of the stock split that took place on May 14, 2015:

For all periods prior to the initial public offering, the accompanying combined financial statements represent the combination of the assets that NRG Yield LLC acquired and were prepared using NRG's historical basis in the assets and liabilities. For the purposes of the combined financial statements, the term "NRG Yield" represents the accounting predecessor, or the combination of the acquired businesses. For all periods subsequent to the initial public offering, the accompanying audited consolidated financial statements represent the consolidated results of the Company, which consolidates NRG Yield LLC through its controlling interest.

As of December 31, 2014, the Company's operating assets are comprised of the following projects:

Projects	Percentage Ownership	Net Capacity (MW) (a)	Offtake Counterparty	Expiration
Conventional
GenConn Middletown	49.95%	95	Connecticut Light & Power	2041
GenConn Devon	49.95%	95	Connecticut Light & Power	2040
Marsh Landing	100%	720	Pacific Gas and Electric	2023
El Segundo	100%	550	Southern California Edison	2023
Walnut Creek	100%	485	Southern California Edison	2023
		1,945
Utility Scale Solar
Alpine	100%	66	Pacific Gas and Electric	2033
Avenal	49.95%	23	Pacific Gas and Electric	2031
Avra Valley	100%	25	Tucson Electric Power	2032
Blythe	100%	21	Southern California Edison	2029
Borrego	100%	26	San Diego Gas and Electric	2038
Roadrunner	100%	20	El Paso Electric	2031
CVSR	48.95%	122	Pacific Gas and Electric	2038
RE Kansas South	100%	20	Pacific Gas and Electric	2033
TA High Desert	100%	20	Southern California Edison	2033
		343
Distributed Solar
AZ DG Solar Projects	100%	5	Various	2025 - 2033
PFMG DG Solar Projects	51%	5	Various	2032
		10
Wind
Alta I	100%	150	Southern California Edison	2035
Alta II	100%	150	Southern California Edison	2035
Alta III	100%	150	Southern California Edison	2035
Alta IV	100%	102	Southern California Edison	2035
Alta V	100%	168	Southern California Edison	2035
Alta X	100%	137	Southern California Edison	2038(c)
Alta XI	100%	90	Southern California Edison	2038(c)
South Trent	100%	101	AEP Energy Partners	2029
Laredo Ridge	100%	80	Nebraska Public Power District	2031
Taloga	100%	130	Oklahoma Gas & Electric	2031
Pinnacle	100%	55	Maryland Department of General Services and University System of Maryland	2031
Buffalo Bear	100%	19	Western Farmers Electric Co-operative	2033
		1,332
Thermal
Thermal equivalent MWt(b)	100%	1,310	Various	Various
Thermal generation	100%	124	Various	Various

Total net capacity (excluding equivalent MWt)		3,754

(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2014.
(b) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of NRG Yield Inc.'s thermal facilities and certain of its customers.
(c) PPA begins on January 1, 2016.

Substantially all of the Company's generation assets are under long-term contractual arrangements for the output or capacity from these assets. The thermal assets are comprised of district energy systems and combined heat and power plants that produce steam, hot water and/or chilled water and in some instances, electricity at a central plant. Three of the district energy systems are subject to rate regulation by state public utility commissions while the other district energy systems have rates determined by negotiated bilateral contracts.
The historical combined financial statements include allocations of certain NRG corporate expenses. Management believes the assumptions and methodology underlying the allocation of general corporate overhead expenses are reasonable. The allocated costs include legal, accounting, tax, treasury, information technology, insurance, employee benefit costs, and other corporate costs. However, such expenses may not be indicative of the actual level of expense that would have been incurred if the Company had operated as an independent, publicly-traded company during the periods prior to the offering or of the costs expected to be incurred in the future. Allocations of NRG corporate expenses were $4 million for the period beginning on January 1, 2013 and ending on July 22, 2013 and $7 million for the year ended December 31, 2012. In connection with the initial public offering, the Company entered into a management services agreement with NRG for various services, including human resources, accounting, tax, legal, information systems, treasury, and risk management. Costs incurred by the Company under this agreement were $3 million for the period beginning July 23, 2013 and ending December 31, 2013 and $8 million for the year ended December 31, 2014, which included certain direct expenses incurred by NRG on behalf of the Company.
For all periods prior to the initial public offering, member's equity represents the combined equity of the Company's subsidiaries, including adjustments necessary to present the Company's financial statements as if the Company were in existence as of the beginning of the periods presented. Member's equity represents NRG's equity in the subsidiaries, and accordingly, in connection with the initial public offering, the historical equity balance as of that date was reclassified into noncontrolling interest. Subsequent to the initial public offering, stockholders' equity represents the equity associated with the Class A common stockholders, with the equity associated with the Class B common stockholders, or NRG, classified as noncontrolling interest.